STOCKHOLDERS' EQUITY (Reclassifications from Other Comprehensive Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Cost of Goods and Services Sold	$ 1,767	$ 1,492	$ 1,302
Income Tax Expense (Benefit)	576	(77)	(31)
Net income	165	102	335
Income (loss) before taxes	(411)	179	366
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Net income	(19)	(31)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Income Tax Expense (Benefit)	(1)	1
Net income	3	0
Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Income (loss) before taxes	(53)	(69)
Accumulated Defined Benefit Plans Adjustment, Net Prior Service Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Income (loss) before taxes	22	24
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Income Tax Expense (Benefit)	9	14
Net income	(22)	(31)
Income (loss) before taxes	(31)	(45)
Products
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Cost of Goods and Services Sold	1,449	1,210	$ 1,049
Products | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Cost of Goods and Services Sold	$ 4	$ (1)